Consolidated Statements of Comprehensive Income (Parenthetical) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax expense (recovery)	CAD 0	CAD (1,049)
Change in fair value of cash flow hedges', tax expense	12,010	6,589
Change in pension and other post-employment benefits, tax expense (recovery)	CAD 4,923	CAD (22,446)